Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
RELATED PARTY TRANSACTIONS

The disclosures in this note apply to all Registrant Subsidiaries unless indicated otherwise.

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 12 in addition to “Corporate Borrowing Program – AEP System” and “Securitized Accounts Receivables – AEP Credit” sections of Note 14.

Power Coordination Agreement (PCA), Bridge Agreement and Power Supply Agreement (PSA) (Applies to all Registrant Subsidiaries except AEP Texas and AEPTCo)

Effective January 1, 2014, the FERC approved the following agreements.

•
A Power Coordination Agreement (PCA) among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants’ respective power supply resources.  Effective May 2015, the PCA was revised and approved by the FERC to include WPCo. Under the PCA, APCo, I&M, KPCo and WPCo are individually responsible for planning their respective capacity obligations. Further, the Restated and Amended PCA allows, but does not obligate, APCo, I&M, KPCo and WPCo to participate collectively under a common fixed resource requirement capacity plan in PJM and to participate in specified collective off-system sales and purchase activities.

•
A Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as agent.  The Bridge Agreement is an interim arrangement to: (a) address the treatment of purchases and sales made by AEPSC on behalf of member companies that extend beyond termination of the Interconnection Agreement and (b) address how member companies would fulfill their existing obligations under the PJM Reliability Assurance Agreement through the 2014/2015 PJM planning year.  Under the Bridge Agreement, AGR committed to use its capacity to help meet the PJM capacity obligations of member companies through the PJM planning year that ended May 31, 2015.

•
A Power Supply Agreement (PSA) between AGR and OPCo that provided for AGR to supply capacity for OPCo’s switched (at $188.88/MW day) and non-switched retail load for the period January 1, 2014 through May 31, 2015 and to supply the energy needs of OPCo’s non-switched retail load that was not acquired through auctions in 2014.

AEPSC conducts power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other risk management activities on behalf of APCo, I&M, KPCo, PSO, SWEPCo and WPCo. Effective January 1, 2014 and revised in May 2015, power and natural gas risk management activities for APCo, I&M, KPCo and WPCo are allocated based on the four member companies’ respective equity positions, while power and natural gas risk management activities for PSO and SWEPCo are allocated based on the Operating Agreement. Effective January 1, 2014 and with the transfer of OPCo’s generation assets to AGR, AEPSC conducts only gasoline, diesel fuel, energy procurement and risk management activities on OPCo’s behalf.

System Integration Agreement (SIA) (Applies to APCo, I&M, PSO and SWEPCo)

Under the SIA, AEPSC allocates physical and financial revenues and expenses from transactions with neighboring utilities, power marketers and other power and natural gas risk management activities based upon the location of such activity. Margins resulting from trading and marketing activities originating in PJM and MISO generally accrue to the benefit of APCo, I&M, KPCo and WPCo, while trading and marketing activities originating in SPP generally accrue to the benefit of PSO and SWEPCo.  Margins resulting from other transactions are allocated among APCo, I&M, KPCo, PSO, SWEPCo and WPCo based upon the equity positions of these companies.

Affiliated Revenues and Purchases

The following tables show the revenues derived from direct sales to affiliates, auction sales to affiliates, net transmission agreement sales and other revenues for the years ended December 31, 2017, 2016 and 2015:

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2017
Direct Sales to East Affiliates	$—	$—	$130.4	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	3.8	—	—	—
Auction Sales to OPCo (a)	—	—	1.0	—	—	—	—
Direct Sales to AEPEP	63.6	—	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	572.0	34.1	(4.4)	6.2	—	24.2
Other Revenues	2.1	8.5	6.5	2.4	18.2	4.3	1.9
Total Affiliated Revenues	$65.7	$580.5	$172.0	$1.8	$24.4	$4.3	$25.9

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$—	$—	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	—	—	3.7
Auction Sales to OPCo (a)	—	—	9.2	12.0	—	—	—
Direct Sales to AEPEP	73.9	—	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	366.1	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	1.8	—	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$75.7	$366.1	$142.1	$26.2	$17.3	$2.6	$24.5

Related Party Revenues	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$—	$—	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	—	—	10.6	17.1	—	—	—
Direct Sales to AEPEP	76.9	—	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	—	225.6	0.7	8.4	35.5	0.2	15.2
Other Revenues	1.6	—	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$78.5	$225.6	$147.8	$27.4	$84.1	$4.6	$16.6

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2017, 2016 and 2015. AEP Texas, AEPTCo, APCo and SWEPCo did not purchase any power from affiliates for the years ended December 31, 2017, 2016 and 2015.

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2017
Auction Purchases from AEPEP (a)	$—	$96.5	$—
Auction Purchases from AEP Energy (a)	—	5.5	—
Auction Purchases from AEPSC (a)	—	6.5	—
Direct Purchases from AEGCo	223.9	—	—
Total Affiliated Purchases	$223.9	$108.5	$—

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2016
Direct Purchases from West Affiliates	$—	$—	$3.7
Auction Purchases from AEPEP (a)	—	110.1	—
Auction Purchases from AEP Energy (a)	—	7.7	—
Auction Purchases from AEPSC (a)	—	24.1	—
Direct Purchases from AEGCo	228.6	—	—
Total Affiliated Purchases	$228.6	$141.9	$3.7

Related Party Purchases	I&M	OPCo	PSO
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR (b)	$—	$269.2	$—
Auction Purchases from AEPEP (a)	—	225.2	—
Auction Purchases from AEPSC (a)	—	32.7	—
Direct Purchases from AEGCo	232.1	—	—
Total Affiliated Purchases	$232.1	$527.1	$—

(a)	Refer to the Ohio Auctions section below for further information regarding this amount.

(b)	Amount excludes $31 million in 2015 which is now presented as Generation Deferrals on the Statement of Income.

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates, respectively, on the Registrant Subsidiaries’ statements of income.  Since the Registrant Subsidiaries are included in AEP’s consolidated results, the above summarized related party transactions are eliminated in total in AEP’s consolidated revenues and expenses.

Transmission Agreement (TA) and Transmission Coordination Agreement (TCA) (Applies to all Registrant Subsidiaries except AEP Texas)

APCo, I&M, KGPCo, KPCo, OPCo and WPCo (AEP East Companies) are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies on a 12-month average coincident peak basis.

The following table shows the net charges recorded by APCo, I&M and OPCo for the years ended December 31, 2017, 2016 and 2015 related to the TA:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
APCo	$158.2	$103.2	$92.7
I&M	103.8	53.0	38.0
OPCo	248.6	143.6	81.0

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries.  The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement.  This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf.  The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2017, 2016 and 2015:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
PSO	$56.0	$19.6	$15.0
SWEPCo	6.6	(19.6)	(15.0)

The net revenues shown above are recorded in Sales to AEP Affiliates on the statements of income and the net expenses are recorded in Other Operation expenses on the statements of income.

AEPTCo is a load serving entity within the PJM and SPP regions providing transmission services to affiliates in accordance with the OATT, TA and TCA. AEPTCo recorded affiliated transmission revenues related to the TA and TCA in Sales to AEP Affiliates on the statements of income. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions.

ERCOT Transmission Service Charges (Applies to AEP Texas)

Pursuant to an order from the PUCT, ETT bills AEP Texas for its ERCOT wholesale transmission services. ETT billed AEP Texas $30 million, $29 million and $27 million for transmission services in 2017, 2016 and 2015, respectively. The billings are recorded in Other Operation expenses on AEP Texas’ statements of income.

Oklaunion PPA between AEP Texas and AEPEP (Applies to AEP Texas)

On January 1, 2007, AEP Texas began a PPA with an affiliate, AEPEP, whereby AEP Texas agrees to sell AEPEP 100% of AEP Texas’ capacity and associated energy from its undivided interest (54.69%) in the Oklaunion Plant. This PPA is effective through December 2027. AEPEP is to pay AEP Texas for the capacity and associated energy delivered to the delivery point, the sum of fuel, operation and maintenance, depreciation, capacity and all taxes other than federal income taxes applicable. A portion of the payment is fixed and is payable regardless of the level of output. In the event AEP Texas or AEPEP terminate the PPA or the Oklaunion Plant is closed by a vote of its owners prior to December 2027, AEPEP will make a payment to AEP Texas equal to AEP Texas’s net book value of Oklaunion Plant at the time of such termination or plant closure. There are no penalties if AEP Texas fails to maintain a minimum availability level or exceeds a maximum heat rate level. The PPA was approved by the FERC. AEP Texas recognizes revenues for the fuel, operations and maintenance and all other taxes as-billed. Revenue is recognized for the capacity and depreciation billed to AEPEP, on a straight-line basis over the term of the PPA as these represent the minimum payments due.

AEP Texas recorded revenue of $64 million, $74 million and $77 million from AEPEP for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts are included in Sales to AEP Affiliates on AEP Texas’ statements of income.

Joint License Agreement (Applies to AEPTCo, I&M, KPCo, OPCo and PSO)

AEPTCo entered into 50-year joint license agreement with I&M, KPCo, OPCo and PSO, respectively, allowing either party to occupy the granting party’s facilities or real property. After the expiration of the agreement, the term shall automatically renew for successive one-year terms unless either party provides notice. The joint license billing provides compensation to the granting party for the cost of carrying assets, including depreciation expense, property taxes, interest expense, return on equity and income taxes. For the years ended December 31, 2017, 2016 and 2015, AEPTCo recorded the following costs in Other Operation expense related to these agreements:

	Years Ended December 31,
Billing Company	2017	2016	2015
	(in millions)
I&M	$1.4	$0.8	$0.6
KPCo	0.2	0.1	—
OPCo	2.4	2.3	2.0
PSO	0.3	0.2	0.3

I&M, KPCo, OPCo and PSO recorded income related to these agreements in Sales to AEP Affiliates on the statements of income.

Ohio Auctions (Applies to APCo, I&M and OPCo)

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015. AEP Energy, AEPEP, APCo, KPCo, I&M and WPCo participate in the auction process and have been awarded tranches of OPCo’s SSO load. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions.

Unit Power Agreements (UPA) (Applies to I&M)

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility.  Subsequently, I&M assigns 30% of the power to KPCo.  See the “UPA between AEGCo and KPCo” section below.  I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC.  The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant.  KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement.  The KPCo UPA ends in December 2022.

Cook Coal Terminal (Applies to I&M, PSO and SWEPCo)

Cook Coal Terminal, which is owned by AEGCo, performs coal transloading and storage services at cost for I&M.  The coal transloading costs in 2017, 2016 and 2015 were as follows:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
I&M	$10.2	$12.8	$15.8

I&M recorded the cost of transloading services in Fuel on the balance sheet.

Cook Coal Terminal also performs railcar maintenance services at cost for I&M, PSO and SWEPCo.  The railcar maintenance costs in 2017, 2016 and 2015 were as follows:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
I&M	$1.3	$1.7	$2.0
PSO	0.5	0.6	0.2
SWEPCo	3.5	3.3	2.8

I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services (Applies to APCo and I&M)

I&M provides barging, urea transloading and other transportation services to affiliates.  Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System.  I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income.  The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses.  The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEGCo	$15.3	$14.8	$16.1
AGR	0.1	0.3	4.9
APCo	37.2	36.9	37.7
KPCo	5.0	5.3	4.6
WPCo	5.0	4.8	—
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	—	—	15.5

Services Provided by AEP River Operations LLC (Applies to I&M)

AEP River Operations LLC provided services for barge towing, chartering and general and administrative expenses to I&M.  The costs are recorded by I&M as Other Operation expenses on the statement of income.  In October 2015, AEP signed a Purchase and Sale Agreement to sell AEP River Operations LLC to a nonaffiliated party. The sale closed in November 2015. For the year ended December 31, 2015, I&M recorded expenses of $19 million for these activities.

Central Machine Shop (Applies to APCo, I&M, PSO and SWEPCo)

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System.  APCo defers the cost of performing these services on the balance sheet and then transfers the cost to the affiliate for reimbursement.  The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received.  These billings are recoverable from customers.  The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEGCo	$—	$—	$0.1
AGR	1.2	2.0	2.7
I&M	2.7	2.9	2.5
KPCo	1.8	1.5	1.3
PSO	1.1	0.5	0.2
SWEPCo	0.8	0.9	0.8

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property.  There were no gains or losses recorded on the transactions.  The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2017, 2016 and 2015:

Sales

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$0.2	$0.3	$0.6
AEPTCo	—	—	0.2
APCo	3.5	4.5	9.4
I&M	5.0	5.2	3.0
OPCo	2.9	1.9	2.4
PSO	1.5	7.5	7.1
SWEPCo	0.5	1.0	0.8

Purchases

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$0.4	$0.7	$0.9
AEPTCo	9.1	6.5	0.4
APCo	0.9	1.5	8.6
I&M	3.5	2.7	8.1
OPCo	1.6	1.7	2.1
PSO	0.2	3.2	0.6
SWEPCo	0.4	6.5	7.4

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical.  The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies.  The billings for services are made at cost and include no compensation for the use of equity capital.